UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check only one): [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Woodside Asset Management, Inc.
Address:      3000 Sand Hill Road, 2-160
              Menlo Park, CA  94025

Form 13F File Number:  28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Shannon A. Hilton
Title:  Operations Manager
Phone:  (650) 854-5100

Signature, Place, and Date of Signing:

Shannon A. Hilton, Menlo Park , July 27, 1999

Report Type  (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $137,943

List of Other Included Managers:

None


                     Class           MktVal        Prn Invst Oth Voting
Name of Issuer       Title CUSIP     x$1000 Shares Amt Dscrt Mgr Sole   Shr None
-------------------- ----- --------- ------ ------ --- ----- --- ------ --- ----
3Com Corp            COM   885535104 2943   110275 SH  SOLE      110275 0   0
Abbott Labs          COM   002824100 3745   82532  SH  SOLE      82532  0   0
Albertsons Inc       COM   013104104 2613   50675  SH  SOLE      50675  0   0
AvalonBay Commun     COM   053484101 3440   92975  SH  SOLE      92975  0   0
Bank One Corp.       COM   06423a103 4845   81350  SH  SOLE      81350  0   0
Bank of America      COM   060505104 3140   42827  SH  SOLE      42827  0   0
Barrick Gold         COM   067901108 3041   156949 SH  SOLE      156949 0   0
Biogen, Inc.         COM   090597105 3830   59550  SH  SOLE      59550  0   0
Boeing Co.           COM   097023105 3205   72850  SH  SOLE      72850  0   0
Boston Properties    COM   101121101 3540   98675  SH  SOLE      98675  0   0
Broadvision Inc.     COM   111412102 313    4240   SH  SOLE      4240   0   0
C-Cube Microsystems  COM   125015107 2237   70600  SH  SOLE      70600  0   0
Capital One Financl  COM   14040h105 3082   55345  SH  SOLE      55345  0   0
Cisco Systems        COM   17275R102 1433   22245  SH  SOLE      22245  0   0
Citrix Systems       COM   177376100 230    4066   SH  SOLE      4066   0   0
Cooper Tire & Rubber COM   216831107 2589   109600 SH  SOLE      109600 0   0
Costco Companies     COM   22160q102 3754   46884  SH  SOLE      46884  0   0
Countrywide Credit   COM   222372104 2937   68700  SH  SOLE      68700  0   0
Ecolab               COM   278865100 4092   93798  SH  SOLE      93798  0   0
Equity Office Prop   COM   294741103 3158   123253 SH  SOLE      123253 0   0
Equity Residential   COM   29476L107 3374   74875  SH  SOLE      74875  0   0
Euro Nevada Mining   COM   29870p100 926    78000  SH  SOLE      78000  0   0
Hewlett Packard      COM   428236103 4805   47811  SH  SOLE      47811  0   0
Illinois Tool Works  COM   452308109 3397   41550  SH  SOLE      41550  0   0
IBM                  COM   459200101 520    4024   SH  SOLE      4024   0   0
Johnson Control Inc. COM   478366107 3850   55550  SH  SOLE      55550  0   0
LSI Logic Corp.      COM   502161102 2848   61750  SH  SOLE      61750  0   0
Legato Systems       COM   524651106 263    4560   SH  SOLE      4560   0   0
Linear Technology    COM   535678106 309    4600   SH  SOLE      4600   0   0
Lucent Technologies  COM   549463107 3480   51600  SH  SOLE      51600  0   0
MCI Worldcom Inc.    COM   55268b106 4063   47214  SH  SOLE      47214  0   0
Merck and Co. Inc.   COM   589331107 3159   42900  SH  SOLE      42900  0   0
Microsoft            COM   594918104 4016   44525  SH  SOLE      44525  0   0
Nabors Ind.          COM   629568106 1533   62883  SH  SOLE      62883  0   0
Oracle Corporation   COM   68389x105 4576   123250 SH  SOLE      123250 0   0
Parametric Tech.     COM   699173100 1120   80750  SH  SOLE      80750  0   0
Public Storage, Inc. COM   74460d109 3058   109200 SH  SOLE      109200 0   0
Qualcomm Inc.        COM   747525103 8865   61775  SH  SOLE      61775  0   0
Quantum              COM   747906105 1649   68342  SH  SOLE      68342  0   0
Royal Dutch Petrol.  COM   780257804 3414   56670  SH  SOLE      56670  0   0
Sandisk              COM   80004C101 297    6590   SH  SOLE      6590   0   0
Simon Property Group COM   828781104 2811   110786 SH  SOLE      110786 0   0
Spieker Properties   COM   848497103 3839   98750  SH  SOLE      98750  0   0
Sun Microsystems     COM   866810104 303    4400   SH  SOLE      4400   0   0
Texaco               COM   881694103 3202   51335  SH  SOLE      51335  0   0
United Technologies  COM   913017109 3876   53840  SH  SOLE      53840  0   0
Vornado Realty Trust COM   929042109 3125   88500  SH  SOLE      88500  0   0
Xerox Corp.          COM   984121103 3098   52450  SH  SOLE      52450  0   0